Income taxes - Deferred income taxes by nature (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax assets	R$ 419,625	R$ 467,862
Deferred tax liabilities	(91,140)	(151,131)
Deferred income tax , net	328,485	316,731	R$ 193,495
Amortization of fair value adjustment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax assets	36,328	66,065
Deferred tax liabilities	(1,083)	(10,146)
Tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax assets	215,336	125,338
Allowance for expected credit losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax assets	38,323	49,026
Adjustment to present value
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax assets	32,717	61,558
Deferred tax liabilities	(23,571)	(47,336)
Allowance for inventory losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax assets	4,559	3,841
Financial effect on derivatives
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax assets	3,849	14,265
Deferred tax liabilities	(6,343)	(15,733)
Fair value of commodity forward contracts
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax assets	13,923	67,521
Deferred tax liabilities	(30,747)	(36,179)
Unrealized exchange gains or losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax assets	5,202	2,917
Deferred tax liabilities	(2,742)	(10,535)
Unrealized profit in Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax assets	22,156	11,121
Amortized right-of-use assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax assets	20,320	24,144
Deferred tax liabilities	(12,257)	(17,871)
Deferred income tax on goodwill
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(1,892)	(8,394)
Provision for management bonuses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax assets	17,478	22,182
Other provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax assets	9,434	19,884
Deferred tax liabilities	R$ (12,505)	R$ (4,937)